Initial Public Offering	12 Months Ended
Jun. 30, 2011
Initial Public Offering [Abstract]
Initial Public Offering [Text Block]
Note 4   —Initial Public Offering

On November 19, 2010, the Company sold to the public 6,400,000 units (“Units”) at a price of $10.00 per unit. Each Unit consists of one ordinary share, $0.001 par value (“Ordinary Share”), of the Company, and one redeemable Ordinary Share purchase warrant (“Warrant”). Each Warrant entitles the holder to purchase from the Company one Ordinary Share at an exercise price of $11.50 (a) commencing on the later of (i) the completion of a Business Transaction with a Target Business and (ii) one year from the effective date of prospectus relating to the Offering and (b) expiring five years from the date of the Business Transaction, unless earlier redeemed. The Warrants are redeemable at a price of $0.01 per Warrant upon 30 days’ notice after the Warrants become exercisable, only in the event that the last sale price of the Ordinary Shares is at least $17.50 per share for any 20 trading days within a 30 trading day period ending on the third business day prior to the date on which notice of redemption is sent. In accordance with the warrant agreement relating to the Warrants, the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Ordinary Shares issuable upon exercise of the Warrants. The Company will not be obligated to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration statement is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the warrant exercise. Consequently, the Warrants may expire unexercised and unredeemed.  Notwithstanding the foregoing, if a registration statement covering the Ordinary Shares issuable upon exercise of the Warrants is not effective within a specified period following the consummation of a Business Transaction, the holders of the Warrants may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise Warrants on a cashless basis.